Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [Abstract]
Property, plant and equipment
4.	Property, plant and equipment

The following tables show the movements in the net book values of property, plant and equipment for the years ended December 31, 2020 and 2019, respectively:

In CHF thousands	Furniture	IT equipment	Laboratory equipment	Leasehold improvements	Total
Acquisition cost:
Balance at December 31, 2019	158	1,187	6,698	402	8,445
Acquisitions	96	310	1,566	62	2,034
Disposals	(40)	—	(306)	—	(346)
Balance at December 31, 2020	214	1,497	7,958	464	10,133

Accumulated depreciation:
Balance at December 31, 2019	(68)	(627)	(3,619)	(214)	(4,528)
Depreciation expenses	(33)	(343)	(1,092)	(67)	(1,535)
Disposals	40	—	306	—	346
Balance at December 31, 2020	(61)	(970)	(4,405)	(281)	(5,717)

Carrying amount:
December 31, 2019	90	560	3,079	188	3,917
December 31, 2020	153	527	3,553	183	4,416

In CHF thousands	Furniture	IT equipment	Laboratory equipment	Leasehold improvements	Total
Acquisition cost:
Balance at December 31, 2018	126	1,025	5,367	350	6,868
Acquisitions	65	291	1,470	59	1,885
Disposals	(33)	(129)	(139)	(7)	(308)
Balance at December 31, 2019	158	1,187	6,698	402	8,445

Accumulated depreciation:
Balance at December 31, 2018	(77)	(455)	(2,857)	(155)	(3,544)
Depreciation expenses	(24)	(285)	(899)	(66)	(1,274)
Disposals	33	113	137	7	290
Balance at December 31, 2019	(68)	(627)	(3,619)	(214)	(4,528)

Carrying amount:
December 31, 2018	49	570	2,510	195	3,324
December 31, 2019	90	560	3,079	188	3,917

For the years ended December 31, 2020, 2019 and 2018, the Company incurred CHF 1.5 million, 1.3 million and CHF 1.0 million in depreciation expenses, respectively.